UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA NASDAQ-100 INDEX FUND - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30,
2004

[LOGO OF USAA]
   USAA(R)

                      USAA NASDAQ-100
                             INDEX Fund

                               [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

                     3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
   SEPTEMBER 30, 2004

                                                                      (Form N-Q)

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMON STOCKS (99.0%)

             ADVERTISING (0.3%)
     8,676   Lamar Advertising Co.*                                     $    361
                                                                        --------
             AIR FREIGHT & LOGISTICS (0.5%)
    10,620   Expeditors International of Washington, Inc.                    549
                                                                        --------
             AIRLINES (0.2%)
     6,203   Ryanair Holdings plc ADR (Ireland)*                             181
                                                                        --------
             APPAREL RETAIL (0.3%)
    14,831   Ross Stores, Inc.                                               348
                                                                        --------
             APPLICATION SOFTWARE (3.3%)
    38,545   BEA Systems, Inc.*                                              266
    20,519   Citrix Systems, Inc.*                                           359
    24,322   Compuware Corp.*                                                125
    24,638   Intuit, Inc.*                                                 1,119
    10,126   Mercury Interactive Corp.*                                      353
    52,931   PeopleSoft, Inc.*                                             1,051
    60,458   Siebel Systems, Inc.*                                           456
    14,572   Synopsys, Inc.*                                                 231
                                                                        --------
                                                                           3,960
                                                                        --------
             AUTO PARTS & EQUIPMENT (0.2%)
     8,233   Gentex Corp.                                                    289
                                                                        --------
             BIOTECHNOLOGY (9.9%)
    60,251   Amgen, Inc.*                                                  3,415
    37,560   Biogen Idec, Inc.*                                            2,298
     5,298   Cephalon, Inc.*                                                 254
    26,807   Chiron Corp.*                                                 1,185
    29,184   Genzyme Corp.*                                                1,588
    43,295   Gilead Sciences, Inc.*                                        1,618
     5,049   Invitrogen Corp.*                                               278
    27,234   MedImmune, Inc.*                                                645
    34,160   Millennium Pharmaceuticals, Inc.*                               468
                                                                        --------
                                                                          11,749
                                                                        --------
             BROADCASTING & CABLE TV (2.9%)
    97,142   Comcast Corp. "A"*                                            2,743
    22,752   EchoStar Communications Corp. "A"*                              708
                                                                        --------
                                                                           3,451
                                                                        --------
             COMMUNICATIONS EQUIPMENT (13.3%)
   246,653   Cisco Systems, Inc.*(a)                                       4,464
    20,738   Comverse Technology, Inc.*                                      390
   166,963   JDS Uniphase Corp.*                                             563
    35,833   Juniper Networks, Inc.*                                         846
   200,455   QUALCOMM, Inc.                                                7,826
    19,094   Research in Motion Ltd. (Canada)*                             1,458
    24,222   Tellabs, Inc.*                                                  222
                                                                        --------
                                                                          15,769
                                                                        --------

2

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMPUTER HARDWARE (5.4%)
    55,247   Apple Computer, Inc.*                                      $  2,141
    24,738   ATI Technologies, Inc. (Canada)*                                379
    93,782   Dell, Inc.*                                                   3,339
   148,220   Sun Microsystems, Inc.*                                         599
                                                                        --------
                                                                           6,458
                                                                        --------
             COMPUTER STORAGE & PERIPHERALS (1.4%)
    38,188   Network Appliance, Inc.*                                        878
     9,615   QLogic Corp.*                                                   285
    15,170   SanDisk Corp.*                                                  442
                                                                        --------
                                                                           1,605
                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.2%)
    19,864   PACCAR, Inc.                                                  1,373
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
    24,942   Fiserv, Inc.*                                                   869
    36,633   Paychex, Inc.                                                 1,105
                                                                        --------
                                                                           1,974
                                                                        --------
             DIVERSIFIED COMMERCIAL SERVICES (2.1%)
    18,111   Apollo Group, Inc. "A"*                                       1,329
    10,632   Career Education Corp.*                                         302
    21,010   Cintas Corp.                                                    883
                                                                        --------
                                                                           2,514
                                                                        --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    20,567   American Power Conversion Corp.                                 358
    15,515   Intersil Corp. "A"                                              247
                                                                        --------
                                                                             605
                                                                        --------
             ELECTRONIC MANUFACTURING SERVICES (1.3%)
    61,602   Flextronics International Ltd. (Singapore)*                     816
    10,077   Molex, Inc.                                                     301
    56,802   Sanmina-SCI Corp.*                                              400
                                                                        --------
                                                                           1,517
                                                                        --------
             FOOD RETAIL (0.5%)
     6,235   Whole Foods Market, Inc.                                        535
                                                                        --------
             GENERAL MERCHANDISE STORES (1.0%)
    11,151   Dollar Tree Stores, Inc.*                                       301
     9,573   Kmart Holding Corp.*                                            837
                                                                        --------
                                                                           1,138
                                                                        --------
             HEALTH CARE DISTRIBUTORS (0.6%)
     4,139   Henry Schein, Inc.*                                             258
     6,713   Patterson Companies, Inc.*                                      514
                                                                        --------
                                                                             772
                                                                        --------
             HEALTH CARE EQUIPMENT (1.7%)
    34,924   Biomet, Inc.                                                  1,637
     7,891   DENTSPLY International, Inc.                                    410
                                                                        --------
                                                                           2,047
                                                                        --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HEALTH CARE SERVICES (0.6%)
     7,069   Express Scripts, Inc.*                                     $    462
     9,840   Lincare Holdings, Inc.*                                         292
                                                                        --------
                                                                             754
                                                                        --------
             HOME ENTERTAINMENT SOFTWARE (1.6%)
    31,259   Electronic Arts, Inc.*                                        1,437
    10,240   Garmin Ltd. (Cayman Islands)                                    443
                                                                        --------
                                                                           1,880
                                                                        --------
             HYPERMARKETS & SUPER CENTERS (0.9%)
    24,802   Costco Wholesale Corp.                                        1,031
                                                                        --------
             INTERNET RETAIL (6.2%)
    27,583   Amazon.com, Inc.*                                             1,127
    50,338   eBay, Inc.*                                                   4,628
    73,605   IAC/InterActiveCorp*                                          1,621
                                                                        --------
                                                                           7,376
                                                                        --------
             INTERNET SOFTWARE & SERVICES (2.3%)
    24,596   VeriSign, Inc.*                                                 489
    66,782   Yahoo!, Inc.*                                                 2,265
                                                                        --------
                                                                           2,754
                                                                        --------
             MANAGED HEALTH CARE (0.1%)
     9,721   First Health Group Corp.*                                       156
                                                                        --------
             MOVIES & ENTERTAINMENT (0.4%)
     5,808   Pixar, Inc.*                                                    458
                                                                        --------
             OIL & GAS DRILLING (0.3%)
    17,593   Patterson-UTI Energy, Inc.                                      336
                                                                        --------
             PAPER PACKAGING (0.4%)
    25,398   Smurfit-Stone Container Corp.*                                  492
                                                                        --------
             PHARMACEUTICALS (1.0%)
    45,793   Teva Pharmaceutical Industries Ltd. ADR (Israel)              1,188
                                                                        --------
             RESTAURANTS (2.2%)
    56,428   Starbucks Corp.*                                              2,565
                                                                        --------
             SEMICONDUCTOR EQUIPMENT (2.7%)
    89,675   Applied Materials, Inc.*                                      1,479
    24,297   KLA-Tencor Corp.*                                             1,008
    14,130   Lam Research Corp.*                                             309
    14,860   Novellus Systems, Inc.*                                         395
                                                                        --------
                                                                           3,191
                                                                        --------
             SEMICONDUCTORS (10.5%)
    53,386   Altera Corp.*                                                 1,045
    24,403   Broadcom Corp. "A"*                                             666
   229,366   Intel Corp.                                                   4,601
    41,965   Linear Technology Corp.                                       1,521
    25,941   Marvell Technology Group Ltd. (Bermuda)*                        678
    46,463   Maxim Integrated Products, Inc.                               1,965

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
    17,475   Microchip Technology, Inc.                                 $    469
    18,380   NVIDIA Corp.*                                                   267
    47,014   Xilinx, Inc.                                                  1,269
                                                                        --------
                                                                          12,481
                                                                        --------
             SPECIALTY CHEMICALS (0.3%)
     6,776   Sigma-Aldrich Corp.                                             393
                                                                        --------

             SPECIALTY STORES (2.5%)
    41,273   Bed Bath & Beyond, Inc.*                                      1,531
    14,614   PETsMART, Inc.                                                  415
    34,127   Staples, Inc.                                                 1,018
                                                                        --------
                                                                           2,964
                                                                        --------
             SYSTEMS SOFTWARE (14.6%)
    23,994   Adobe Systems, Inc.                                           1,187
    25,972   Check Point Software Technologies Ltd. (Israel)*                441
   382,080   Microsoft Corp.(a)                                           10,564
   220,144   Oracle Corp.*                                                 2,483
    33,648   Symantec Corp.*                                               1,847
    45,173   VERITAS Software Corp.*                                         804
                                                                        --------
                                                                          17,326
                                                                        --------
             TECHNOLOGY DISTRIBUTORS (0.4%)
     8,828   CDW Corp.                                                       512
                                                                        --------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
     7,407   Fastenal Co.                                                    427
                                                                        --------
             TRUCKING (0.3%)
     8,618   C.H. Robinson Worldwide, Inc.                                   400
                                                                        --------
             WIRELESS TELECOMMUNICATION SERVICES (3.0%)
    68,770   Level 3 Communications, Inc.*                                   178
   141,743   Nextel Communications, Inc. "A"*                              3,379
                                                                        --------
                                                                           3,557
                                                                        --------
             Total common stocks (cost: $119,062)                        117,436
                                                                        --------

 PRINCIPAL
    AMOUNT
     (000)
----------
             MONEY MARKET INSTRUMENTS (0.9%)

             U.S. TREASURY BILL (0.2%)
             -------------------------
      $250   1.57%, 12/23/2004(b)                                            249
                                                                        --------

             REPURCHASE AGREEMENT (0.7%)
             ---------------------------
       815   State Street Bank & Trust Co., 0.75%, acquired
                on 9/30/2004 and due 10/01/2004 at $815
                (collateralized by a $565 U.S.Treasury Bond,
                9.00%, due 11/15/2018; market value $844)(c)                 815
                                                                        --------
             Total money market instruments (cost: $1,064)                 1,064
                                                                        --------

             TOTAL INVESTMENTS (COST: $120,126)                         $118,500
                                                                        ========

 N O T E S
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           to Portfolio of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            3. Futures contracts are valued at the last quoted sales price.

            4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), in consultation with the Fund's investment subadviser if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

         B. As of September 30, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2004, were $20,401,000 and $22,027,000, respectively, resulting in net unrealized depreciation of $1,626,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $118,638,000 at September 30, 2004, and in, total, may not equal 100%.

         D. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Upon entering into a contract, the Fund is required to make an initial margin deposit of either cash or securities in an amount equal to a certain percentage of the contract. Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities.

6

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

             A summary of obligations under these financial instruments at September 30, 2004, is as follows:

                                                                                     MARKET       UNREALIZED
       TYPE OF FUTURE                EXPIRATION       CONTRACTS    POSITION           VALUE      APPRECIATION
-------------------------------------------------------------------------------------------------------------
Nasdaq-100 Mini Index Futures    December 17, 2004       40          Long           $1,134,000      $16,000

         E. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security, or a portion thereof, is segregated as collateral for open futures contracts.

         (b) Security is segregated to cover margin requirements for open futures contracts. At September 30, 2004, the market value of the segregated security equaled $249,000.

         (c) REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         * Non-income-producing security for the 12 months preceding September 30, 2004.

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        (800) 531-8181
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             (800) 531-8448

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        (800) 531-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48415-1104                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., INDEX FUNDS

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    11/29/04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    11/29/04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    11/29/04
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.